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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2005

               (Please read instructions before preparing form.)

If amended report check here: [_]

                              Lawrence T. Perera
                   Name of Institutional Investment Manager

 Hemenway & Barnes 60 State Street    Boston,          MA            02109
 Business Address     (Street)        (City)         (State)         (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                                     Lawrence T. Perera
                                                     (Name of Institutional
                                                     Investment Manager)

                                                     --------------------------
                                                     (Manual Signature of
                                                     Person Duly Authorized to
                                                     Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                                13F File No.:
-----                       ------------- -----                                -------------
1. Brian C. Broderick (12)*   28-11136    6. Roy A. Hammer                       28-5798
2. Lawrence Coolidge          28-252      7. Michael J. Puzo (25)*               28-06165
3. John M. Cornish            28-5362     8. Kurt F. Somerville (32)*            28-10379
4. Fiduciary Trust Company    28-471      9. Welch & Forbes, Inc.                28-262
5. Marion Fremont-Smith       28-2724     10. ________________________________   ________

* Refers to manager number on attached detail in Item 7.

                                                                        PAGE: 1

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                           ITEM 6:
                                                                         INVESTMENT               ITEM 8:
                                                                ITEM 5:  DISCRETION           VOTING AUTHORITY
                                                     ITEM 4:   SHARES OR -----------          ----------------
       ITEM 1:            ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
    NAME OF ISSUER     TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
    --------------     -------------- ------------ ----------- --------- --- --- --- -------- ---- ------ ----
ABBOTT LABS             COMMON STOCK   002824100      973921      24700          xx                 23900
                                                                                 xx     32            800

ALBERTO CULVER CO.      COMMON STOCK   013068101      215025       4700          xx                  4400
                                                                                 xx     12            300

AMAZON NOTE             CONV.          023135AF3     1080445    1124000          xx                909000
CONV. SUB. DEB.         CORPORATE                                                xx     12          75000
                        BONDS                                                    xx     25          50000
                                                                                 xx     32          90000

AMERICAN INTERNATIONAL  COMMON STOCK   026874107      749302      10982          xx                  6882
GROUP INC                                                                        xx     32           4100

AMGEN INC               COMMON STOCK   031162100     2151932      27288          xx                 15988
                                                                                 xx     12            500
                                                                                 xx     25           3500
                                                                                 xx     32           7300

ANALOG DEVICES,         COMMON STOCK   032654105     1068029      29775          xx                 21775
INC.                                                                             xx     12            800
                                                                                 xx     25           3200
                                                                                 xx     32           4000

APTARGROUP INC.         COMMON STOCK   038336103      909324      17420          xx                 12520
                                                                                 xx     12            400
                                                                                 xx     25           1500
                                                                                 xx     32           3000

AUTOMATIC DATA          COMMON STOCK   053015103     1160719      25288          xx                 20088
PROCESSING                                                                       xx     12            400
                                                                                 xx     25           4800

AVERY DENNISON          COMMON STOCK   053611109      444924       8050          xx                  6550
CORP                                                                             xx     25           1500

                                                                        PAGE: 2

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                     ITEM 6:
                                                                   INVESTMENT                ITEM 8:
                                                          ITEM 5:  DISCRETION           VOTING AUTHORITY
                                               ITEM 4:   SHARES OR -----------          -----------------
    ITEM 1:         ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)    (C)
 NAME OF ISSUER  TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
 --------------  -------------- ------------ ----------- --------- --- --- --- -------- ---- ------- ----
BP PLC ADR        COMMON STOCK   055622104     3375660      52564          xx                  38314
                                                                           xx     12            1250
                                                                           xx     25            6600
                                                                           xx     32            6400

BEA SYSTEMS INC   CORPORATE      073325AD4     1536630    1564000          xx                1229000
                  BONDS                                                    xx     12           65000
                                                                           xx     25           50000
                                                                           xx     32          220000

BERKSHIRE         CLASS B        084670207      637004        217          xx                    192
HATHAWAY INC                                                               xx     25              25

BIOMET INC.       COMMON STOCK   090613100      665574      18200          xx                  14150
                                                                           xx     12             600
                                                                           xx     32            3450

BRISTOL-MYERS     COMMON STOCK   110122108      458796      19965          xx                  14965
SQUIBB CO                                                                  xx     25            5000

CANADIAN          COMMON STOCK   136375102     1408784      17612          xx                  13712
NATIONAL RAILWAY                                                           xx     12             400
CO                                                                         xx     25            1500
                                                                           xx     32            2000

CATERPILLAR INC.  COMMON STOCK   149123101      970536      16800          xx                  16800

CHEVRON CORP      COMMON STOCK   166764100      691232      12176          xx                  11276
                                                                           xx     12             900

CHUBB             COMMON STOCK   171232101      498015       5100          xx                   4800
CORPORATION                                                                xx     32             300

CISCO SYS INC     COMMON STOCK   17275R102      413362      24145          xx                   8945
                                                                           xx     25            1800
                                                                           xx     32           13400

                                                                        PAGE: 3

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                   ITEM 6:
                                                                 INVESTMENT               ITEM 8:
                                                        ITEM 5:  DISCRETION           VOTING AUTHORITY
                                             ITEM 4:   SHARES OR -----------          ----------------
   ITEM 1:        ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- ------------ ----------- --------- --- --- --- -------- ---- ------ ----
COCA COLA CO    COMMON STOCK   191216100      275479      6834           xx                 6834

COLGATE         COMMON STOCK   194162103      213915      3900           xx
PALMOLIVE CO.                                                                               3900

E I DU PONT DE  COMMON STOCK   263534109     1083325     25490           xx                25090
NEMOURS & CO                                                             xx     32           400

EMC CORP        COMMON STOCK   268648102      615965     45225           xx                33025
                                                                         xx     12          1000
                                                                         xx     25          7900
                                                                         xx     32          3300

EMERSON         COMMON STOCK   291011104     1929128     25825           xx                18325
ELECTRIC CO                                                              xx     12          1000
                                                                         xx     25          4000
                                                                         xx     32          2500

ENCANA CORP.    COMMON STOCK   292505104     2641860     58500           xx                44650
                                                                         xx     12          1850
                                                                         xx     25          3200
                                                                         xx     32          8800

EXXON MOBIL     COMMON STOCK   30231G102     5486406     97675           xx                84475
CORP                                                                     xx     12          1320
                                                                         xx     25          8000
                                                                         xx     32          3880

FUEL CELL       COMMON STOCK   35952H106      171941     20300           xx                14800
ENERGY INC                                                               xx     12           800
                                                                         xx     32          4700

GENERAL         COMMON STOCK   369604103     4072530    116192           xx                97992
ELECTRIC CO                                                              xx     12           400
                                                                         xx     25         11000
                                                                         xx     32          6800

                                                                        PAGE: 4

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                    ITEM 6:
                                                                  INVESTMENT               ITEM 8:
                                                         ITEM 5:  DISCRETION           VOTING AUTHORITY
                                              ITEM 4:   SHARES OR -----------          ----------------
   ITEM 1:         ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------  -------------- ------------ ----------- --------- --- --- --- -------- ---- ------ ----
GILEAD SCIENCES  COMMON STOCK   375558103      410046      7800           xx                 3800
                                                                          xx     32          4000

HELMERICH &      COMMON STOCK   423452101      538617      8700           xx                 6600
PAYNE INC.                                                                xx     32          2100

HEWLETT          COMMON STOCK   428236103      340697     11900           xx                 6700
PACKARD CO                                                                xx     25          5200

INTEL            COMMON STOCK   458140100     2663781    106722           xx                77122
CORPORATION                                                               xx     12          1900
                                                                          xx     25         12000
                                                                          xx     32         15700

INTL BUSINESS    COMMON STOCK   459200101     1119646     13621           xx                10246
MACHINES                                                                  xx     32          3375

JEFFERSON PILOT  COMMON STOCK   475070108     2099920     36886           xx                32186
CORP                                                                      xx     12          1100
                                                                          xx     25           800
                                                                          xx     32          2800

JOHNSON &        COMMON STOCK   478160104     3276892     54524           xx                42300
JOHNSON                                                                   xx     12          1400
                                                                          xx     25          7100
                                                                          xx     32          3724

KOPIN            COMMON STOCK   500600101       74098     13850           xx                11850
                                                                          xx     12          2000

ELI LILLY & CO   COMMON STOCK   532457108      583443     10310           xx                 7110
                                                                          xx     32          3200

MERCK & CO INC   COMMON STOCK   589331107     1572655     49439           xx                36589
                                                                          xx     12           450
                                                                          xx     25          8000
                                                                          xx     32          4400

                                                                        PAGE: 5

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                     ITEM 6:
                                                                   INVESTMENT               ITEM 8:
                                                          ITEM 5:  DISCRETION           VOTING AUTHORITY
                                               ITEM 4:   SHARES OR -----------          ----------------
    ITEM 1:         ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
 NAME OF ISSUER  TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------  -------------- ------------ ----------- --------- --- --- --- -------- ---- ------ ----
MICROSOFT CORP   COMMON STOCK    594918104     1107897     42367           xx                 37967
                                                                           xx     32           4400

NEW YORK TIMES   CL A            650111107     4023098    152102           xx
CO.                                                                                          152102

NOKIA CORP ADR A COMMON STOCK    654902204      532988     29125           xx                 22525
                                                                           xx     12           1000
                                                                           xx     25           4800
                                                                           xx     32            800

PEPSICO INC.     COMMON STOCK    713448108     1298933     21986           xx                 14160
                                                                           xx     12            100
                                                                           xx     25           5526
                                                                           xx     32           2200

PFIZER INC       COMMON STOCK    717081103      583933     25040           xx                 20340
                                                                           xx     12            400
                                                                           xx     32           4300

PROCTER & GAMBLE COMMON STOCK    742718109     2578091     44542           xx                 43942
CO                                                                         xx     12            600

ROYAL DUTCH      SPONSORED ADR   780259206      335121      5450           xx                  5450
SHELL PLC        REPSTG A SHS

SAN JUAN BASIN   COMMON STOCK    798241105      291986      6700           xx                  6500
ROYALTY TRUST                                                              xx     12            200

SCHLUMBERGER     COMMON STOCK    806857108      221016      2275           xx                   475
LTD                                                                        xx     32           1800

J M SMUCKER CO   COMMON STOCK    832696405     1229800     27950           xx                 21000
NEW                                                                        xx     12           1050
                                                                           xx     25           2200
                                                                           xx     32           3700

                                                                        PAGE: 6

AS OF: DECEMBER 31, 2005   FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                       ITEM 6:
                                                                     INVESTMENT               ITEM 8:
                                                            ITEM 5:  DISCRETION           VOTING AUTHORITY
                                                 ITEM 4:   SHARES OR -----------          ----------------
     ITEM 1:          ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL             ITEM 7:  (A)   (B)   (C)
  NAME OF ISSUER   TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
  --------------   -------------- ------------ ----------- --------- --- --- --- -------- ---- ------ ----
SNAP ON INC         COMMON STOCK   833034101       371844     9900           xx                 8300
                                                                             xx     32          1600

STATE STREET CORP   COMMON STOCK   857477103      1017989    18362           xx                17462
                                                                             xx     32           900

SYSCO CORP          COMMON STOCK   871829107       617895    19900           xx                19900

3 M COMPANY         COMMON STOCK   88579Y101      1726158    22273           xx                20323
                                                                             xx     12           750
                                                                             xx     25          1000
                                                                             xx     32           200

UNION PACIFIC CORP  COMMON STOCK   907818108       285811     3550           xx                 1550
                                                                             xx     25          2000

UNITED NATURAL      COMMON STOCK   911163103       454080    17200           xx                13000
FOODS INC                                                                    xx     12           400
                                                                             xx     32          3800

UNITED              COMMON STOCK   913017109       732645    13104           xx                13104
TECHNOLOGIES

WELLS FARGO & CO    COMMON STOCK   949746101       448041     7131           xx                 4231
(NEW)                                                                        xx     32          2900

WYETH               COMMON STOCK   983024100       376484     8172           xx                 8172

ZIONS BANCORP       COMMON STOCK   989701107       358910     4750           xx                 4750

TOTAL:                                         67,172,278